SELECTED STATEMENT OF OPERATIONS DATA	12 Months Ended
Dec. 31, 2015
Other Income and Expenses [Abstract]
SELECTED STATEMENT OF OPERATIONS DATA

NOTE 15:-	SELECTED STATEMENT OF OPERATIONS DATA

Financial income (expenses):

	Year ended December 31,
	2015	2014	2013

Financial income:
Interest	$18	$3	$7
Remeasurement of derivatives	578	1,025	1,223
Foreign currency translation adjustments	255	-	-

	851	1,028	1,230
Financial expenses:
Interest	(2,658)	(2,109)	(2,486)
Foreign currency translation adjustments	-	(70)	(87)

	(2,658)	(2,179)	(2,573)

	$(1,807)	$(1,151)	$(1,343)